Post-Employment and Other Non-current Employee Benefits - Summary of Remeasurements of Net Defined Benefit Liability Recognized in Other Comprehensive Income (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Amount accumulated in other comprehensive income as of the beginning of the periods	$ 1,173	$ 855	$ 344
Recognized during the year (obligation liability and plan assets)	680	213	98
Actuarial gains and losses arising from changes in financial assumptions	(550)	(76)	456
Actuarial gains and losses arising from changes in demographic assumptions	0	184	0
Foreign exchange rate valuation (gain)	9	(3)	(43)
Adjustment from employees transferred	(72)	0	0
Amount accumulated in other comprehensive income as of the end of the period, net of tax	$ 1,240	$ 1,173	$ 855